Note 10 - Net Loss Per Share	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended		Nine months ended
	September 30,		September 30,

	2019	2020	2019	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(9,367)	$(14,540)	$(24,012)	$(43,377)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	25,309,776	30,303,093	23,819,453	28,658,215

Net loss per share —basic and diluted	$(0.37)	$(0.48)	$(1.01)	$(1.51)

The effects of restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three
and
nine
months ended
September 30, 2019
and
2020.